Quarterly Holdings Report
for

Fidelity® Municipal Income 2025 Fund

March 31, 2019

M25-QTLY-0519
1.9885833.101

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 101.8%
	Principal Amount	Value
Arizona - 6.6%
Glendale Gen. Oblig. Series 2017, 5% 7/1/25	250,000	296,223
Glendale Trans. Excise Tax Rev. 5% 7/1/25 (FSA Insured)	75,000	89,062
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (a)	$250,000	$293,483
Series 2017 B, 5% 7/1/25	250,000	298,338
Tucson Wtr. Rev. Series 2017, 5% 7/1/25	250,000	298,013

TOTAL ARIZONA		1,275,119

California - 5.3%
California Muni. Fin. Auth. Rev. Series 2017 A, 5% 7/1/25	410,000	475,826
Poway Unified School District Series 2009, 0% 8/1/25	90,000	78,922
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/25 (a)	150,000	176,186
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/25	250,000	288,405

TOTAL CALIFORNIA		1,019,339

Colorado - 0.9%
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	171,114
Connecticut - 7.2%
Connecticut Gen. Oblig. Series 2015 B, 5% 6/15/25	175,000	203,704
Connecticut Health & Edl. Facilities Auth. Rev.:
(Lawrence & Memorial Hosp., Ct Proj.) Series F, 4% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	110,000	115,453
(Quinnipiac Univ., Ct. Proj.) Series M, 5% 7/1/25	40,000	46,524
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/25	400,000	468,292
Series K1, 5% 7/1/25	280,000	319,169
Series K3, 5% 7/1/25	200,000	227,854

TOTAL CONNECTICUT		1,380,996

District Of Columbia - 1.6%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/25	250,000	298,013
Florida - 7.0%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/25 (a)	500,000	587,860
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/25	250,000	295,415
Palm Beach County School Board Ctfs. of Prtn. (Palm Beach County School District Proj.) Series 2018 A, 5% 8/1/25	50,000	59,414
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/25	40,000	47,292
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/25	200,000	236,006
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/25	100,000	116,627

TOTAL FLORIDA		1,342,614

Illinois - 14.6%
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 D, 5% 1/1/25 (a)	100,000	115,583
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	250,000	287,525
Cook County Forest Preservation District Series 2012 B, 5% 12/15/24	150,000	161,354
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2017, 5% 2/1/25	230,000	264,903
Illinois Fin. Auth. Rev.:
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25	145,000	165,319
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	200,000	236,650
(Presence Health Proj.) Series 2016 C, 5% 2/15/25	200,000	234,356
Illinois Gen. Oblig. Series 2013, 5.5% 7/1/25	200,000	217,196
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/25 (FSA Insured)	185,000	160,412
Metropolitan Pier & Exposition Series 1994 A, 0% 6/15/25	270,000	224,330
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/25	365,000	424,791
Will County Cmnty. Unit School District #365-U Series 2012, 0% 11/1/25	375,000	317,468

TOTAL ILLINOIS		2,809,887

Indiana - 0.2%
Indiana Fin. Auth. Rev. (Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	25,000	29,461
Kentucky - 2.4%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St) Series 2016, 5% 10/1/25	100,000	117,241
(Proj. No. 118) Series 2018, 5% 4/1/25	300,000	347,679

TOTAL KENTUCKY		464,920

Louisiana - 0.6%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/25 (a)	100,000	114,476
Maine - 3.7%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2013, 5% 7/1/25	80,000	87,462
Series 2017 A, 4% 7/1/25	465,000	515,262
Series 2017 B, 4% 7/1/25	100,000	110,809

TOTAL MAINE		713,533

Maryland - 2.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Lifebridge Health Proj.) Series 2017, 5% 7/1/25	150,000	176,765
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017, 2.5% 11/1/24	250,000	250,003

TOTAL MARYLAND		426,768

Massachusetts - 8.7%
Massachusetts Dev. Fin. Agcy. Rev.:
(Fisher College) Series 2017, 5% 4/1/25	250,000	285,650
(Lawrence Gen. Hosp. MA. Proj.) Series 2017, 5% 7/1/25	130,000	145,319
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	150,000	173,421
Series 2019, 5% 7/1/25 (b)	170,000	197,176
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A, 5% 7/1/25 (a)	250,000	290,298
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/25 (a)	500,000	588,885

TOTAL MASSACHUSETTS		1,680,749

Michigan - 4.5%
Grand Traverse County Hosp. Fin. Auth. Series 2019 A, 5% 7/1/25	150,000	174,654
Milan Area Schools Series 2019, 5% 5/1/25	355,000	416,259
Warren Consolidated School District Series 2017, 4% 5/1/25 (FSA Insured)	250,000	276,765

TOTAL MICHIGAN		867,678

Missouri - 3.8%
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (FSA Insured)	370,000	436,733
Series 2017 B, 5% 7/1/25 (FSA Insured) (a)	250,000	291,090

TOTAL MISSOURI		727,823

Nevada - 0.4%
Clark County School District Series 2017 A, 5% 6/15/25	60,000	70,412
New Hampshire - 1.5%
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/25	50,000	58,761
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	200,000	237,758

TOTAL NEW HAMPSHIRE		296,519

New Jersey - 5.4%
New Jersey Econ. Dev. Auth. Lease Rev. (Libersty State Park Proj.) Series 2015 A, 5% 6/15/25	200,000	224,646
New Jersey Econ. Dev. Auth. Rev. (New Jersey Gen. Oblig. Proj.) Series 2015 XX, 5% 6/15/25	250,000	280,505
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	105,000	122,994
(Stockton Univ. Proj.) Series A, 5% 7/1/25	15,000	17,389
New Jersey Health Care Facilities Fing. Auth. Rev.:
(St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	175,000	200,569
Series 2016 A, 5% 7/1/25	100,000	118,684
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/25	20,000	22,987
New Jersey Trans. Trust Fund Auth. Series AA, 5% 6/15/25	50,000	56,465

TOTAL NEW JERSEY		1,044,239

New York - 2.4%
Dutchess County Local Dev. Corp. Rev. (Health Quest Sys. Proj.) Series 2016 A, 5% 7/1/25	30,000	35,256
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/25 (a)	255,000	293,513
Onondaga Civic Dev. Corp. (Le Moyne College Proj.):
Series 2015, 5% 7/1/25	100,000	114,861
Series 2018, 5% 1/1/25	15,000	17,076

TOTAL NEW YORK		460,706

Ohio - 3.6%
Akron Bath Copley Hosp. District Rev. (Summa Health Sys.) Series 2016, 5% 11/15/25	150,000	174,342
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/25	140,000	163,198
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017 5% 7/1/25	200,000	235,944
(Xavier Univ. 2016 Proj.) Series 2016, 5% 5/1/25	100,000	114,907

TOTAL OHIO		688,391

Oregon - 3.7%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/25	200,000	212,134
Port of Portland Arpt. Rev. Series 24B, 5% 7/1/25 (a)	420,000	490,098

TOTAL OREGON		702,232

Pennsylvania - 6.9%
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/25	100,000	116,963
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/25	125,000	140,110
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	100,000	116,776
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/25	50,000	57,870
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/25	200,000	230,598
Pennsylvania Higher Edl. Facilities Auth. Rev. (Drexel Univ.) Series 2016, 5% 5/1/25	200,000	233,140
Philadelphia School District:
Series 2015 A, 5% 9/1/25	20,000	23,165
Series 2018 A, 5% 9/1/25	50,000	57,912
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A, 5% 6/1/25 (b)	300,000	353,862

TOTAL PENNSYLVANIA		1,330,396

Tennessee - 1.6%
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/25	15,000	17,095
Series 2017, 5% 4/1/25	265,000	300,102

TOTAL TENNESSEE		317,197

Texas - 2.5%
Dallas County Gen. Oblig. Series 2016, 5% 8/15/25	200,000	238,514
Houston Arpt. Sys. Rev. Series 2018 C, 5% 7/1/25 (a)	200,000	234,658

TOTAL TEXAS		473,172

Utah - 0.2%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/25 (a)	30,000	35,103
Washington - 2.8%
Port of Seattle Rev. Series 2017 C, 5% 5/1/25 (a)	465,000	540,321
Wisconsin - 1.5%
Wisconsin Health & Edl. Facilities Series 2017 A:
5% 4/1/25	155,000	181,632
5% 9/1/25	100,000	113,842

TOTAL WISCONSIN		295,474

TOTAL MUNICIPAL BONDS
(Cost $19,232,101)		19,576,652
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $19,232,101)		19,576,652
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(342,393)
NET ASSETS - 100%		$19,234,259

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$306
Total	$306

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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